Taxes on Income (Annual) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 203,000	$ (1,919,000)	$ (707,000)	$ (5,206,000)	$ (1,202,000)	$ (7,117,000)
Tax Credit Carryforward, Amount					900,000
Operating Loss Carryforwards					25,600,000
Operating Loss Carryforwards, Expiration Dates					expire in 2019
United States [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest					1,400,000	6,900,000
Canada [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest					$ 200,000	$ (0.2)